Segment Information - Revenue and long-lived assets by geographic area (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Net revenue	$ 1,295.1	$ 1,216.5	$ 1,694.8		$ 1,531.8		$ 1,480.4
Long-Lived Assets			2,257.4	[1]	1,914.0	[1]
United States
Segment Reporting Information [Line Items]
Net revenue			591.9		497.6		484.9
Long-Lived Assets			789.2		684.2
Europe
Segment Reporting Information [Line Items]
Net revenue			868.9		842.2		832.0
Long-Lived Assets			1,195.3		962.3
International Other
Segment Reporting Information [Line Items]
Net revenue			288.0		210.2		183.3
Long-Lived Assets			272.9		267.5
Geographical Intersegment, Eliminations
Segment Reporting Information [Line Items]
Net revenue			$ (54.0)		$ (18.2)		$ (19.8)

[1]	Long-lived assets include property and equipment, net of accumulated depreciation; intangible assets, net of accumulated amortization; and goodwill.